ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

10.	ACCRUED LIABILITIES

The following table sets forth the components of the Company’s accrued liabilities at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021

Executive and employee compensation	$187,211	$238,669
Interest on convertible notes and promissory notes	78,425	31,997
Other accrued expenses and liabilities	138,337	129,663
Total accrued liabilities	$403,973	$400,329